Environmental, Contingencies And Commitments (Number Of Claimants Involved In Asbestos Claims) (Details) (Asbestos Issues [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asbestos Issues [Member]
Asbestos Claims [Line Items]
Number of claimants at beginning of period	8,000	8,000
Number of claimants associated with claims closed during period	(100)	(100)
Number of claimants associated with claims opened during period	100	100
Number of claimants at end of period	8,000	8,000